SCHEDULE OF AMOUNTS RECEIVABLE (Details) - CAD ($)	Sep. 30, 2021	Dec. 31, 2020
Amounts Receivable
Trade accounts receivable	$ 877,631	$ 780,254
GST Receivable	247,376
SR&ED receivable		30,537
Trade and Other Receivables	$ 1,125,007	$ 810,791